Right-of-use Assets	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Right-of-use Asset	RIGHT-OF-USE ASSETS
15.1    Accounting policies
IFRS 16 – Leases, establishes the principles for the recognition, measurement, presentation and disclosure of leasing operations and requires that lessees, at the commencement date of a lease, recognize a liability to make payments (a lease liability) and an asset representing the right to use the underlying asset over the lease term (a right-of-use asset – “ROU”). Lessees must separately recognize in the statement of operations interest expense on the lease liability and depreciation expense for the right-of-use asset.
Lessees are also required to reassess the lease liability in the event of certain events, for example, a change in the lease term, or a change in future lease payment flows as a result of a change in an index or rate used to determine such payments. In general, the lessee must recognize the remeasurement amount of the lease liability as an adjustment to the right-of-use asset.
Considering the dollar-denominated environment in which the Company raises funds, in determining the discount rate the Company used as a basis the funding rates on the start and/or modification dates of the lease agreements in foreign currency.
15.1.1    Componentization of aircraft
At the receipt and initial recognition of aircraft and/or right-of-use assets, the Company allocates the total cost of the aircraft between five major components, airframe, auxiliary power unit (“APU”) or propeller landing gear and two engines. The useful life of each component is determined according to the estimated period until the next maintenance event, limited to the final term of the contract/and or the estimated useful life of the asset.
15.1.2    Capitalization of heavy maintenance events
Heavy maintenance events, which increase the useful lives of assets, are capitalized and recognized as property and equipment or in addition to the right of use of assets. They are subsequently depreciated over the respective period of use or until the end of the lease. Repairs and other routine maintenance are recognized in profit or loss during the year in which they are incurred.
Additionally, the Company also has “power-by-the-hour” contracts, in which the amounts due to maintenance providers are calculated based on the hours flown, at the time of the maintenance event.
15.1.3    Recognition of contractual obligations relating to return of aircraft (asset retirement obligation)
The costs resulting from the maintenance events that will be carried out immediately before the return of the aircraft to the lessors are recognized as an obligation at present value, with an offsetting entry increasing the cost of the asset , as long as they can be reasonably estimated. Assets are depreciated on a straight-line basis over the lease contract term, while liabilities are updated by interest rates and exchange effects.
15.2    Breakdown of right-of-use assets

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Contractual modifications	Transfers(a)	December 31, 2022

Cost
Aircraft and engines		11,356,489	1,436,969	(66,458)	49,271	(142,729)	12,633,542
Maintenance of aircraft and engines		1,542,856	628,293	(209,458)	(15,242)	(7,661)	1,938,788
Restoration of aircraft and engines		1,387,738	678,685	(246,985)	—	—	1,819,438
Simulators		119,782	—	—	—	—	119,782
Others		89,226	193,359	(67,416)	11,452	—	226,621
		14,496,091	2,937,306	(590,317)	45,481	(150,390)	16,738,171
Depreciation
Aircraft and engines	7%	(6,368,510)	(812,402)	19,254	—	38,827	(7,122,831)
Maintenance of aircraft and engines	20%	(1,052,190)	(313,613)	206,191	—	—	(1,159,612)
Restoration of aircraft and engines	34%	(380,649)	(468,050)	220,177	—	—	(628,522)
Simulators	29%	(70,256)	(35,139)	—	—	—	(105,395)
Others	44%	(19,240)	(39,674)	—	—	—	(58,914)
		(7,890,845)	(1,668,878)	445,622	—	38,827	(9,075,274)

Right-of-use assets		6,605,246	1,268,428	(144,695)	45,481	(111,563)	7,662,897
Impairment		(605,651)	—	488,731	—	6,571	(110,349)
Right-of-use assets, net		5,999,595	1,268,428	344,036	45,481	(104,992)	7,552,548

(a)     The balances of transfers are between the groups of aircraft sublease, property and equipment, right-of-use assets and other assets.

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Write-offs	Contractual modifications	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		10,033,538	1,021,819	(19,301)	221,266	99,167	11,356,489
Maintenance of aircraft and engines		1,414,507	236,336	(113,160)	(2,285)	7,458	1,542,856
Restoration of aircraft and engines		597,011	790,727	—	—	—	1,387,738
Simulators		70,148	13	—	49,621	—	119,782
Others		144,602	70,174	(125,550)	—	—	89,226
Advance payments for right of use of aircraft		—	76,097	—	—	(76,097)	—
		12,259,806	2,195,166	(258,011)	268,602	30,528	14,496,091
Depreciation
Aircraft and engines	7%	(5,707,259)	(677,537)	16,286	—	—	(6,368,510)
Maintenance of aircraft and engines	19%	(892,325)	(271,203)	111,338	—	—	(1,052,190)
Restoration of aircraft and engines	33%	(182,861)	(197,788)	—	—	—	(380,649)
Simulators	20%	(55,969)	(14,287)	—	—	—	(70,256)
Others	9%	(104,036)	(12,407)	97,203	—	—	(19,240)
		(6,942,450)	(1,173,222)	224,827	—	—	(7,890,845)

Right-of-use assets		5,317,356	1,021,944	(33,184)	268,602	30,528	6,605,246
Impairment		(706,615)	(172,305)	273,269	—	—	(605,651)
Right-of-use assets, net		4,610,741	849,639	240,085	268,602	30,528	5,999,595

(a)    The balances of transfers are between the groups of property and equipment, right-of-use assets and intangible assets.